Segment Reporting - Schedule of Segment Report Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net operating revenue	R$ 20,136,183	R$ 22,060,014	R$ 23,789,654
Operating expenses
Depreciation and amortization	6,873,945	5,811,123	5,109,292
Grid maintenance services	487,413	658,068	778,083
Handset and other costs	170,860	196,347	223,335
Advertising and publicity	497,278	382,091	413,580
Other operating income (expenses), net	(6,974)	(5,016,358)	(8,242,895)
OPERATING INCOME (LOSS) BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	(2,977,370)	(5,268,258)	(2,361,028)
FINANCIAL INCOME (EXPENSES)
Financial income	2,662,463	30,950,461	7,136,459
Financial expenses	(8,772,181)	(4,341,595)	(10,332,971)
PRE-TAX PROFIT (LOSS)	(9,087,088)	21,340,608	(5,557,540)
PROFIT (LOSS) FOR THE YEAR	(9,095,107)	24,615,555	(6,656,162)
Reportable segments
Disclosure of operating segments [line items]
Net operating revenue	19,949,394	21,859,853	23,556,940
Operating expenses
Depreciation and amortization	(6,804,870)	(5,740,079)	(5,031,477)
Interconnection	(484,061)	(653,867)	(771,212)
Personnel	(2,487,632)	(2,554,375)	(2,749,038)
Third-party services	(5,957,763)	(5,833,570)	(6,149,189)
Grid maintenance services	(1,012,857)	(1,102,809)	(1,235,760)
Handset and other costs	(159,442)	(185,436)	(214,102)
Advertising and publicity	(494,348)	(379,676)	(410,495)
Rentals and Insurance	(2,571,245)	(4,194,135)	(4,152,521)
Provisions/reversals	(216,438)	(202,122)	(469,440)
Expected losses on trade receivables	(488,269)	(689,735)	(740,576)
Impairment losses	(2,111,022)	(291,758)	4,747,141
Taxes and other expenses	(18,396)	(201,296)	(475,018)
Other operating income (expenses), net	(6,974)	(5,016,358)	(8,196,415)
OPERATING INCOME (LOSS) BEFORE FINANCIAL INCOME (EXPENSES) AND TAXES	(2,863,923)	(5,185,363)	(2,291,162)
FINANCIAL INCOME (EXPENSES)
Financial income	2,659,074	30,850,746	6,917,975
Financial expenses	(8,452,638)	(4,339,053)	(9,246,160)
PRE-TAX PROFIT (LOSS)	(8,657,487)	21,326,330	(4,619,347)
Income tax and social contribution	57,174	3,270,890	(1,137,715)
PROFIT (LOSS) FOR THE YEAR	(8,600,313)	24,597,220	(5,757,062)
Residential services | Reportable segments
Disclosure of operating segments [line items]
Residential Fixed-Line	3,281,905	4,170,105	4,880,738
Pay-TV Handsets, sim cards and other accessories	1,752,053	1,755,061	1,577,745
Broadband	2,187,015	2,423,291	2,641,836
Interconnection	43,289	53,142	70,516
Net operating revenue	7,264,262	8,401,599	9,170,835
Personal mobility services | Reportable segments
Disclosure of operating segments [line items]
Mobile Telephony	6,601,729	6,607,613	6,914,862
Pay-TV Handsets, sim cards and other accessories	158,483	194,869	229,547
Interconnection	257,099	447,980	500,106
Net operating revenue	7,017,311	7,250,462	7,644,515
SMEs/Corporate (B2B) services | Reportable segments
Disclosure of operating segments [line items]
Net operating revenue	5,527,817	5,980,807	6,485,899
Other services and businesses | Reportable segments
Disclosure of operating segments [line items]
Net operating revenue	R$ 140,004	R$ 226,985	R$ 255,691